UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [  ] is a restatement.
                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CRCM L.P.
Address:    One Maritime Plaza, Suite 1107
            San Francisco, CA  94111

13 File Number: 28-13682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chun R. Ding
Title:  Manager of CRCM LLC
        General Partner of CRCM L.P.
Phone:  (415) 578-5700

Signature, Place and Date of Signing     /s/ Chun R. Ding     San Francisco, CA     08/06/2010
                                         ------------------   -----------------     ----------
                                         [Signature]          [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:          1



Form 13F Information Table Entry Total:     11 Data Records



Form 13F Information Table Value Total:     $119,246 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number     Name

1      28-12617                 ChinaRock Capital Management Limited

    Column 1        Column 2   Column 3     Column 4      Column 5              Column 6    Column 7          Column 8

 Name of Issuer     Title of     CUSIP        Value    SHS or    SH/   Put/    Investment     Other    Sole     Voting      None
                     Class                  (x$1000)   PRN Amt   PRN   Call    Discretion    Manager           Authority
                                                                                                                Shared

CHANGYOU.COM LTD   Equity ADR   15911M107     5,175       200,100   SH         SHARE-DEFINED     1              200,100

CHARLES RIVER
LABORATORIES       Equity       159864107     2,566        75,000   SH         SHARE-DEFINED     1               75,000

CHINAEDU CORP      Equity ADR   16945L107     1,420       200,000   SH         SHARE-DEFINED     1              200,000

CHINDEX
INTERNATIONAL INC  Equity       169467107      940         75,000   SH         SHARE-DEFINED     1               75,000

ELONG INC          Equity ADR   290138205     12,526      958,400   SH         SHARE-DEFINED     1              958,400

FOCUS MEDIA
HOLDING            Equity ADR   34415V109     32,558     2,096,437  SH         SHARE-DEFINED     1            2,096,437

LDK SOLAR CO LTD
CV 4.750 15 Apr 13 Convertible  50183LAB3     2,425      3,000,000  PRN        SHARE-DEFINED     1            3,000,000
                   Bond

THE9 LTD           Equity ADR   88337K104     6,774      1,702,000  SH         SHARE-DEFINED     1            1,702,000

TONGJITANG
CHINESE MEDIC      Equity ADR   89025E103     2,894       712,883   SH         SHARE-DEFINED     1              712,883

WUXI PHARMATECH
INC                Equity ADR   929352102     3,192       200,000   SH         SHARE-DEFINED     1              200,000

YINGLI GREEN
ENERGY HOLD CV     Convertible  98584BAA1    48,776    43,245,000   PRN        SHARE-DEFINED     1           43,245,000
0.000 15 Dec 12    Bond